Note 6 - Capital Leased Assets (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Squaw Creek Country Club Lease [Member]
Initial Lease Term	10 years
Number of Consecutive Renewal Term Options	4
Renewal Lease Term	10 years
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 15,000
Leasehold Improvements Required To Be Made Per Year	150,000
Capital Leases, Balance Sheet, Assets by Major Class, Net	100,000	$ 200,000
Capital Leases, Future Minimum Payments Due, Next Twelve Months	76,000
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 6,042,000	$ 6,418,000